NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Trade Payables and Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Vendors	€ 2,485	€ 4,706	€ 5,074
Vendors - accruals	11,669	16,204	8,701
Trade and other payables	14,154	20,910	13,775
Social liabilities, taxation and social security	3,716	4,149	3,628
Fixed assets payables	2	86	726
Deferred revenue	93	148	61
Other payables	59	53	95
Total other current liabilities	€ 3,870	€ 4,436	€ 4,510